Filecoiner Common Stock (Details) - Filecoiner - Common Shares [Member] $ / shares in Units, $ in Millions	Oct. 14, 2021 USD ($) $ / shares shares
Schedule of Equity Method Investments [Line Items]
Investment Owned, Balance, Shares | shares	1,500,000
investment, share price | $ / shares	$ 4.00
Investment Owned, at Cost | $	$ 6.0